Principal Accounting Policies (Narrative - Intangible Assets) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Intangible assets, net [Line Items]
Fee Charged for Online Lending Service		¥ 220,701
Computer software [Member]
Intangible assets, net [Line Items]
Estimated useful lives	3 years 6 months
Separately identifiable intangible assets arising from acquisitions and business cooperation agreement [Member] | Minimum [Member]
Intangible assets, net [Line Items]
Estimated useful lives	3 years
Separately identifiable intangible assets arising from acquisitions and business cooperation agreement [Member] | Maximum [Member]
Intangible assets, net [Line Items]
Estimated useful lives	20 years